Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Brighthouse Funds Trust II
Prospectus Date	rr_ProspectusDate	Apr. 28, 2025
Brighthouse Wellington Core Equity Opportunities Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Brighthouse/Wellington Core Equity Opportunities Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Provide a growing stream of income over time and,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). See the Contract prospectus for a description of those fees, expenses and charges. If Contract expenses were reflected, the fees and expenses in the table and Example would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
		During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 15% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Wellington Management Company LLP (“Wellington Management” or “Subadviser”), subadviser to the Portfolio, utilizes an investment approach in managing the Portfolio that seeks to provide total returns in excess of the broader market as represented by the Russell 1000® Index over the long term by identifying companies that are expected to consistently return cash to shareholders in the form of a growing dividend. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities. Equity securities include common stocks, preferred stocks, American Depositary Receipts (“ADRs”), rights and warrants. Although the Portfolio may invest in the securities of companies with any market capitalization, the Portfolio normally invests a significant portion of its assets in the equity securities of large-capitalization companies. Wellington Management considers large-capitalization companies to be those with market capitalization of $10 billion and above. The Portfolio may invest in real estate investment trusts, and may invest up to 25% of its assets in foreign securities, including ADRs. The investment process that Wellington Management uses to manage the Portfolio is based on the belief that above-average growth in dividends is an effective and often overlooked indicator of high quality, shareholder-oriented companies that produce consistent, above-average returns over time with lower volatility than the broad market. In order to grow dividends, Wellington Management believes companies need to produce not only growth in reported earnings, but also growth in free cash flow, which requires prudent management of balance sheet accruals as well as margins. In Wellington Management’s view, companies also need to allocate free cash flow effectively by reinvesting capital selectively and returning excess capital to shareholders. Historically, companies which have returned excess capital to shareholders via dividends have produced higher returns on capital over time. Wellington Management believes that a portfolio of high-quality stocks with superior prospects for dividend growth, selling at reasonable valuation levels, can produce superior total returns over time. Leveraging the firm’s global industry analysts, the portfolio manager focuses on identifying high-quality companies that have the ability, propensity, and commitment to return capital to shareholders in the form of a growing dividend. From a financial perspective, the approach seeks to identify companies with a below average debt-to-capital ratio relative to their industry, higher than average and improving returns on capital, modest reinvestment needs, positive balance sheet trends, and free cash flow conversion. The unifying characteristic among the companies held in the Portfolio will be quality cash flow characteristics. Importantly, the portfolio manager also pays close attention to insider activity and management compensation schemes in order to judge the proper alignment of shareholder interests with those of the senior executives. High-quality companies that meet Wellington Management’s dividend and valuation criteria are ranked on a similar basis. While dividend growth is an important focus of Wellington Management’s investment process, capital appreciation is also considered in determining the attractiveness of the valuation for each security. The portfolio manager monitors the risk/reward profile of each stock, but the most important driver of purchase and sale decisions is the potential for dividend growth and the fundamentals that support that analysis.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index and an additional index reflecting the market segment(s) in which the Portfolio invests. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index and an additional index reflecting the market segment(s) in which the Portfolio invests.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	 As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return for Class A Shares as of <br/>December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	 Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest QuarterQ1 201913.76%Lowest QuarterQ1 2020-17.66%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2024
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective February 26, 2025, the Russell 3000 Index was added as a broad measure of market performance in accordance with recent changes to regulatory disclosure requirements. The Portfolio continues to use the Russell 1000 Index as an additional benchmark that reflects the market segment(s) in which the Portfolio invests.
Brighthouse Wellington Core Equity Opportunities Portfolio | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Portfolio.
Brighthouse Wellington Core Equity Opportunities Portfolio | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.
Brighthouse Wellington Core Equity Opportunities Portfolio | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, changes in general economic conditions, such as prevailing interest rates or investor sentiment, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics. In addition, unexpected political, regulatory, trade and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.
Brighthouse Wellington Core Equity Opportunities Portfolio | Market Capitalization Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category will be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of medium and small capitalization companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.
Brighthouse Wellington Core Equity Opportunities Portfolio | Investment Style Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.
Brighthouse Wellington Core Equity Opportunities Portfolio | Foreign Investment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Investment Risk. Investments in foreign securities, whether direct or indirect, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social, economic and other developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.
Brighthouse Wellington Core Equity Opportunities Portfolio | Real Estate Investment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Real Estate Investment Risk. Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.
Brighthouse Wellington Core Equity Opportunities Portfolio | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.74%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1]
Net Operating Expenses	rr_NetExpensesOverAssets	0.62%
1 Year	rr_ExpenseExampleYear01	$ 63
3 Years	rr_ExpenseExampleYear03	224
5 Years	rr_ExpenseExampleYear05	400
10 Years	rr_ExpenseExampleYear10	$ 907
2015	rr_AnnualReturn2015	2.40%
2016	rr_AnnualReturn2016	7.34%
2017	rr_AnnualReturn2017	19.07%
2018	rr_AnnualReturn2018	(0.09%)
2019	rr_AnnualReturn2019	30.94%
2020	rr_AnnualReturn2020	11.27%
2021	rr_AnnualReturn2021	24.43%
2022	rr_AnnualReturn2022	(5.08%)
2023	rr_AnnualReturn2023	7.66%
2024	rr_AnnualReturn2024	8.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.66%)
1 Year	rr_AverageAnnualReturnYear01	8.61%
5 Years	rr_AverageAnnualReturnYear05	8.97%
10 Years	rr_AverageAnnualReturnYear10	10.16%
Brighthouse Wellington Core Equity Opportunities Portfolio | Class B
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.99%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1]
Net Operating Expenses	rr_NetExpensesOverAssets	0.87%
1 Year	rr_ExpenseExampleYear01	$ 89
3 Years	rr_ExpenseExampleYear03	303
5 Years	rr_ExpenseExampleYear05	535
10 Years	rr_ExpenseExampleYear10	$ 1,202
1 Year	rr_AverageAnnualReturnYear01	8.37%
5 Years	rr_AverageAnnualReturnYear05	8.70%
10 Years	rr_AverageAnnualReturnYear10	9.88%
Brighthouse Wellington Core Equity Opportunities Portfolio | Class E
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.89%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1]
Net Operating Expenses	rr_NetExpensesOverAssets	0.77%
1 Year	rr_ExpenseExampleYear01	$ 79
3 Years	rr_ExpenseExampleYear03	272
5 Years	rr_ExpenseExampleYear05	481
10 Years	rr_ExpenseExampleYear10	$ 1,085
1 Year	rr_AverageAnnualReturnYear01	8.46%
5 Years	rr_AverageAnnualReturnYear05	8.81%
10 Years	rr_AverageAnnualReturnYear10	9.99%
Brighthouse Wellington Core Equity Opportunities Portfolio | Russell 3000 Index (reflects no deduction for mutual fund fees or expenses)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.81%	[2]
5 Years	rr_AverageAnnualReturnYear05	13.86%	[2]
10 Years	rr_AverageAnnualReturnYear10	12.55%	[2]
Brighthouse Wellington Core Equity Opportunities Portfolio | Russell 1000 Index (reflects no deduction for mutual fund fees or expenses)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.51%
5 Years	rr_AverageAnnualReturnYear05	14.28%
10 Years	rr_AverageAnnualReturnYear10	12.87%

[1]	Brighthouse Investment Advisers, LLC has contractually agreed, for the period May 1, 2025 through April 30, 2026, to reduce the Management Fee for each class of the Portfolio. This arrangement may be modified or discontinued prior to April 30, 2026, only with the approval of the Board of Trustees of the Portfolio.
[2]	Effective February 26, 2025, the Russell 3000 Index was added as a broad measure of market performance in accordance with recent changes to regulatory disclosure requirements. The Portfolio continues to use the Russell 1000 Index as an additional benchmark that reflects the market segment(s) in which the Portfolio invests.